Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014 country	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 segment country	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Number Of Countries In Which Entity Has Operated Since Inception	50								50
Number of countries with operations	23								23
Number of operating segments									2
Percentage accounted for under the equity method	5000.00%								5000.00%
Reimbursement cost									$ 82,600,000	$ 69,700,000	$ 44,900,000
Collection period									90 days
Capitalized interest costs of construction of rigs									1,200,000	2,400,000	10,200,000
Consumed and replenished period									1 year
Rate of recognized income tax position being realized									50.00%
Deposits in domestic bank	59,300,000				104,300,000				59,300,000	104,300,000
Deposits in foreign banks	54,400,000				50,100,000				54,400,000	50,100,000
Percentage of revenue from major customer									18.70%
Contract margin	36,768,000	45,066,000	43,485,000	28,863,000	48,564,000	48,733,000	50,273,000	20,877,000	154,182,000	168,447,000	151,556,000
Share-based awards vesting period									3 years
Exxon Neftegas Limited [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from major customer									18.70%	15.60%	12.00%
ITS [Member]
Revenue, Major Customer [Line Items]
Adjusted amount for definite lived intangible assets	$ 8,500,000								$ 8,500,000
Definite lived assets, weighted average useful life					3 years 146 days				3 years
Land and Barge Drilling Equipment | Minimum [Member]
Revenue, Major Customer [Line Items]
Barge drilling equipment, useful life									3 years
Land and Barge Drilling Equipment | Maximum [Member]
Revenue, Major Customer [Line Items]
Barge drilling equipment, useful life									20 years
Drill pipe, rental tools and other | Minimum [Member]
Revenue, Major Customer [Line Items]
Barge drilling equipment, useful life									4 years
Drill pipe, rental tools and other | Maximum [Member]
Revenue, Major Customer [Line Items]
Barge drilling equipment, useful life									10 years
Buildings and improvements | Minimum [Member]
Revenue, Major Customer [Line Items]
Barge drilling equipment, useful life									5 years
Buildings and improvements | Maximum [Member]
Revenue, Major Customer [Line Items]
Barge drilling equipment, useful life									30 years